Prepayments and other assets (Details) - USD ($) $ in Thousands	Nov. 30, 2025	Aug. 31, 2025
Notes and other explanatory information [abstract]
Prepaid expenses and deposits	$ 1,436	$ 1,019
Deferred financing costs	218	218
Total prepayments and other assets	$ 1,654	$ 1,237